Stock-Based Compensation Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

Note 13. Stock-Based Compensation Plans

Total share-based compensation costs recognized for March 31, 2012 and 2011 were $5 million and $3 million, respectively. For 2011, a significant component of these charges related to costs allocated to Xylem for ITT Corporate employees as well as other ITT employees not solely dedicated to Xylem. These allocated costs are not necessarily indicative of awards and amounts that would have been granted if we were an independent, publicly traded company for the periods presented.

The following table provides further detail related to share-based compensation expense.

	Three Months Ended March 31,
	2012	2011
(in millions)	Xylem Employees	Xylem Employees	Other Employee Allocations	2011 Total
Compensation Cost	$5	$1	$2	$3

The unamortized compensation expense related to our stock options and restricted shares was $18 million and $33 million, respectively, at March 31, 2012 and is expected to be recognized over a weighted average period of 2.6 and 2.4 years, respectively. The amount of cash received from the exercise of stock options was $16 million for the three months ended March 31, 2012. We classify as a financing activity the cash flows attributable to excess tax benefits arising from stock option exercises and restricted stock lapses.

Restricted Stock Grants

The following is a summary of restricted stock activity for the three months ended March 31, 2012:

(in thousands, except for per share amounts)	Shares	Weighted Average Grant Date Fair Value /Share
Outstanding at December 31, 2011	1,488	$25.93

Granted	501	$26.60
Vested	(239)	$19.26
Forfeited	(7)	$28.07

Outstanding at March 31, 2012	1,743	$27.03

Stock Option Grants

The following is a summary of the changes in outstanding stock options for the three months ended March 31, 2012:

(in thousands, except for per share amounts)	Shares	Weighted Average Exercise Price / Share	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	4,590	$25.83	5.4

Granted	852	$26.60	10.0
Exercised	(634)	$24.72	0.1
Forfeited	(7)	$27.93	9.2

Outstanding at March 31, 2012	4,801	$26.11	6.6

Options exercisable at March 31, 2012	2,021	$25.26	2.6

The aggregate intrinsic value of all outstanding stock options as of March 31, 2012 was $8 million. The total intrinsic value of options exercised (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) during the three months ended March 31, 2012 was $1 million.

Stock Option Fair Value

The fair value of each option grant was estimated on the date of grant using the binomial lattice pricing model which incorporates multiple and variable assumptions over time, including assumptions such as employee exercise patterns, stock price volatility and changes in dividends. The following are weighted-average assumptions for our annual March 2012 grants.

Dividend yield	1.52%
Volatility	33.4%
Risk-free interest rate	1.42%
Expected term (in years)	7.0
Weighted-average fair value / share	$8.10

Expected volatility is calculated based on an analysis of historic and implied volatility measures for a set of peer companies. We use historical data to estimate option exercise and employee termination behavior within the valuation model. Employee groups and option characteristics are considered separately for valuation purposes. The expected term represents an estimate of the period of time options are expected to remain outstanding. The expected term provided above represents the weighted average of expected behavior for certain groups of employees who have historically exhibited different behavior. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of option grant.

Note 11. Stock-Based Compensation Plans

Our stock-based compensation program is a broad-based program designed to attract and retain employees while also aligning employees’ interests with the interests of our shareholders. In addition, members of our Board of Directors participate in our stock-based compensation program in connection with their service on our board. Share-based awards issued to employees include non-qualified stock options, restricted stock awards and certain liability-based awards. Compensation costs resulting from share-based payment transactions are recognized primarily within selling, general and administrative expenses, at fair value over the requisite service period (typically three years) on a straight-line basis. Subsequent to the issuance of our 2011 Annual Report, we identified that we had incorrectly disclosed the number of shares initially available for awards as well as the number of shares issued and the remaining shares available for future grants (9.2 million, 1.9 million and 7.3 million, respectively, were previously reported). We have made immaterial adjustments and disclosed the corrected amounts as follows. Under the 2011 Omnibus Incentive Plan, the number of shares initially available for awards was 18 million. At December 31, 2011, there were an aggregate of 6 million shares of options or restricted stock grants issued, net of forfeitures, and 12 million shares of common stock available for future grants.

We measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. The calculated compensation cost is adjusted based on an estimate of awards ultimately expected to vest. The fair value of a non-qualified stock option is determined on the date of grant using a binomial lattice pricing model incorporating multiple and variable assumptions over time, including assumptions such as employee exercise patterns, stock price volatility and changes in dividends. The fair value of restricted stock awards is determined using the closing price on date of grant. The fair value of certain liability-based awards is remeasured at the end of each reporting period. Forfeitures are estimated at 7.1% for employees and 5.3% for executives and Board members, respectively, based on evaluation of historical and expected future turnover.

Total share-based compensation costs recognized for 2011, 2010 and 2009 were $13 million, $7 million and $9 million, respectively. A significant component of these charges related to costs allocated to Xylem for ITT Corporate employees as well as other ITT employees not solely dedicated to Xylem. As of December 31, 2010 and 2009 there were approximately 1.0 million and 1.1 million of ITT stock options and restricted stock shares, respectively, outstanding related to Xylem specific employees. These awards and related amounts are not necessarily indicative of awards and amounts that would have been granted if we were an independent, publicly traded company for the periods presented. The following table provides further detail related to share-based compensation expense (in millions).

	2011			2010			2009
Compensation Cost	Xylem Employees	Other Employee Allocations	2011 Total	Xylem Employees	Other Employee Allocations	2010 Total	Xylem Employees	Other Employee Allocations	2009 Total
Equity—based awards	$6	$7	$13	$4	$5	$9	$4	$5	$9
Liability—based awards	—	—	—	—	(2)	(2)	—	—	—

Total	$6	$7	$13	$4	$3	$7	$4	$5	$9

The unamortized compensation expense related to our stock options and restricted shares was $13 million and $23 million, respectively, at December 31, 2011 and is expected to be recognized over a weighted average period of 2.6 and 2.2 years, respectively.

The amount of cash received from the exercise of stock options was $1 million for 2011 with a tax benefit of $0.1 million realized associated with stock option exercises and lapses of restricted stock. We classify as a financing activity the cash flows attributable to excess tax benefits arising from stock option exercises and restricted stock lapses.

Stock Option Grants

Options are awarded with a contractual term of ten years and generally vest over or at the conclusion of a three-year period and are exercisable in seven to ten-year periods, except in certain instances of death, retirement or disability. The exercise price per share is the fair market value of the underlying common stock on the date each option is granted. At December 31, 2011, there were options to purchase an aggregate of 4.6 million shares of common stock. The following is a summary of the changes in outstanding stock options for 2011:

(in thousands, except for per share amounts)	Shares	Weighted Average Exercise Price/Share	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2010	—	—	—

Converted (a)	3,354	$26.15	3.5
Granted	1,298	$24.58	9.9
Exercised	(62)	$16.85	0.1

Outstanding at December 31, 2011	4,590	$25.83	5.4

Options exercisable at December 31, 2011	2,182	$25.62	1.8

(a)	Upon consummation of the Spin-off, Xylem converted into Xylem securities awards held by ITT employees that joined Xylem with the number and exercise price systematically determined to preserve the intrinsic value of the previously held securities of ITT as of the Spin-off date. Approximately 1.3 million stock options held by ITT Board members were converted to an equivalent number of Xylem securities. These modifications resulted in an increase in the fair value of the share based awards of $4 million of which $2 million was recognized immediately as a part of separation costs and $2 million which will be recognized as compensation expense over the awards’ remaining vesting period.

The aggregate intrinsic value of all outstanding stock options as of December 31, 2011 was $4 million. The total intrinsic value of options exercised (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) during 2011 was $0.5 million.

Stock Option Fair Value

The fair value of each option grant was estimated on the date of grant using the binomial lattice pricing model which incorporates multiple and variable assumptions over time, including assumptions such as employee exercise patterns, stock price volatility and changes in dividends. The following are weighted-average assumptions for 2011.

2011
Dividend yield	1.51%
Volatility	36.3%
Risk-free interest rate	1.50%
Expected term (in years)	6.4
Weighted-average fair value	$7.88

Expected volatility is calculated based on an analysis of historic and implied volatility measures for a set of peer companies. We use historical data to estimate option exercise and employee termination behavior within the valuation model. Employee groups and option characteristics are considered separately for valuation purposes. The expected term represents an estimate of the period of time options are expected to remain outstanding. The expected term provided above represents the weighted average of expected behavior for certain groups of employees who have historically exhibited different behavior. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of option grant.

Restricted Stock Grants

As part of the 2011 Omnibus Incentive Plan, we are authorized to issue shares of restricted and/or performance-based stock to eligible employees and directors. Restricted shares granted to employees become fully vested upon the third anniversary of the date of grant, and certain liability-based restricted shares to international employees settle in cash. Prior to the time a restricted share becomes fully vested or a performance share is issued, the awardees cannot transfer, pledge, hypothecate or encumber such shares. Prior to the time a restricted share is fully vested, the awardees have certain rights of a stockholder and may include the right to vote and receive dividends. If an employee leaves prior to vesting, whether through resignation or termination for cause, the restricted stock and related accrued dividends is forfeited. If an employee retires or is terminated other than for cause, a pro rata portion of the restricted stock may vest. Restricted shares granted to Board members become fully vested upon the first anniversary of the date of grant.

Our restricted stock activity was as follows for 2011:

(in thousands, except per share amounts)	Shares	Weighted Average Grant Date Fair Value Per Share
Balance at December 31, 2010	—	$—
Converted (a)	1,064	$26.50
Granted	442	$24.58
Vested	(6)	$26.58
Forfeited	(12)	$26.24

Balance at December 31, 2011	1,488	$25.93

(a)	Upon consummation of the Spin-off, Xylem converted into Xylem securities awards held by ITT employees that joined Xylem with the number and exercise price systematically determined to preserve the intrinsic value of the previously held securities of ITT as of the Spin-off date. Approximately 65 thousand restricted stock units held by ITT Board members were converted to an equivalent number of Xylem securities.